Annual Total Returns	12 Months Ended
Dec. 31, 2025
Leverage Shares 2X Long NVDA Daily ETF | Leverage Shares 2X Long NVDA Daily ETF Class
Prospectus [Line Items]
Annual Return [Percent]	32.71%
Leverage Shares 2X Long TSLA Daily ETF | Leverage Shares 2X Long TSLA Daily ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(26.64%)